History And Reorganization of The Group - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions									3 Months Ended
	Oct. 30, 2020 CNY (¥) shares	Oct. 30, 2020 USD ($) $ / shares shares	Nov. 30, 2019 CNY (¥)	Jan. 31, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($) $ / shares shares	Nov. 29, 2018 CNY (¥) ¥ / shares shares	Nov. 29, 2018 USD ($) shares	Jun. 12, 2018 shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018
History and reorganisation of the group [line items]
Promissory notes issued | ¥											¥ 10,117,188	¥ 10,014,377
Common stock shares outstanding											1,231,150,560
Promissory notes issued rate of interest											125.00%
Common stock shares issued											1,231,150,560
Tun Kung Company Limited [member]
History and reorganisation of the group [line items]
Common stock shares issued											35,644,803
Share pledge agreement [member]
History and reorganisation of the group [line items]
Percentage of equity interest pledged											100.00%	100.00%	100.00%
OPCO [member]
History and reorganisation of the group [line items]
Percentage of legal beneficial interest owned by each onshore shareholder											100.00%	100.00%	100.00%
Promissory notes and automatically convertible promissory notes [member]
History and reorganisation of the group [line items]
Increase (decrease) in equity shares outstanding due to conversion of convertible instruments	7,566,665	7,566,665
Initial public offer [member]
History and reorganisation of the group [line items]
Sale of stock issue price per share | $ / shares		$ 27.00
Proceeds from issue of common stock	¥ 17,305,000	$ 2,581
Over allotment [member]
History and reorganisation of the group [line items]
Proceeds from issue of common stock | $		$ 314
Class C ordinary share [member] | Promissory notes and automatically convertible promissory notes [member]
History and reorganisation of the group [line items]
Promissory notes issued | ¥									¥ 1,362,000
Common stock shares outstanding									45,287,111
Promissory notes convertible into equivalent number of shares									38,493,660
Promissory notes issued rate of interest									6.00%
Gain loss due to change in the fair value of promissory notes									¥ (1,326,000)	$ (195)
Class C ordinary share [member] | Series C round investment [member]
History and reorganisation of the group [line items]
Stock shares issued during the period shares				2,693,435	2,693,435	44,256,290	44,256,290
Sale of stock issue price per share | (per share)					$ 30.07	¥ 30.07
Proceeds from issue of common stock				¥ 542,000	$ 81	¥ 9,230,000	$ 1,331
American depositary shares [member]
History and reorganisation of the group [line items]
Sale of stock issue price per share | $ / shares		$ 13.5
American depositary shares [member] | Initial public offer [member]
History and reorganisation of the group [line items]
Stock shares issued during the period shares	199,155,128	199,155,128
Sale of stock issue price per share | $ / shares		$ 13.50
American depositary shares [member] | Over allotment [member]
History and reorganisation of the group [line items]
Stock shares issued during the period shares	24,155,128	24,155,128
Class B and class C ordinary shares convertible into class A ordinary shares [member]
History and reorganisation of the group [line items]
Common stock shares converted from one class to another		136,859,460
Ordinary shares [member]
History and reorganisation of the group [line items]
Stock shares issued during the period shares	99,577,564	99,577,564
Ordinary shares [member] | Initial public offer [member]
History and reorganisation of the group [line items]
Stock shares issued during the period shares	87,500,000	87,500,000
Ordinary shares [member] | Over allotment [member]
History and reorganisation of the group [line items]
Stock shares issued during the period shares	12,077,564	12,077,564
Ping an consumer finance [member]
History and reorganisation of the group [line items]
Investment in subsidaries | ¥			¥ 3,500,000
Proportion of ownership interest in subsidary			70.00%
Ping an consumer finance [member] | Ping an group [member]
History and reorganisation of the group [line items]
Investment in subsidaries | ¥			¥ 1,500,000
Proportion of ownership interest in subsidary			30.00%
Pingan jixin Shanghai investment company limited [member] | Class A ordinary share [member]
History and reorganisation of the group [line items]
Stock shares issued during the period shares								22,146,871
Percentage of ownership interest in associates								40.00%